TAXATION - Composition of income tax expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
TAXATION
Current income tax expenses	$ 1,016,317		$ 763,248	$ 466,074
Deferred income tax benefit	(17,975)		(14,769)	(52,112)
Income tax expenses	$ 998,342	$ 128,525	$ 748,479	$ 413,962